Interest expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest expense.
Schedule of interest expense

	2018	2017	2016
Interest, financial institutions and similar liabilities	(275)	(272)	(295)
Interest, other interest-bearing liabilities	(39)	(31)	(33)
Interest, penalty interest	(13)	(11)	(5)
Total interest costs	(327)	(314)	(333)